Finance costs - Summary of Financial Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Finance Cost [Abstract]
Interest income on deposits	$ 1	$ 3	$ 2
Interest income on loans and receivables	3	3	3
Financial income	4	6	5
Interest expense on borrowings	69	74	74
Finance charge payable under finance leases	20	20	20
Capitalised interest		(1)	(2)
Financial expenses	$ 89	$ 93	$ 92